PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 17.5%
83,734  Schwab U.S. TIPS
ETF
$ 2,228,162
2.9
71,301  Vanguard FTSE
Developed Markets
ETF
4,568,968
6.1
35,120  Vanguard FTSE
Emerging Markets ETF
1,898,236
2.5
40,459  Vanguard Long-Term
Treasury ETF
2,239,608
3.0
46,436  Vanguard Total
International Bond ETF
2,231,250
3.0
Total Exchange-Traded
Funds
(Cost $12,570,765)
13,166,224
17.5
MUTUAL FUNDS : 82.4%
Affiliated Investment Companies : 82.4%
215,186  Voya High Yield Bond
Fund - Class R6
1,484,780
2.0
1,484,299  Voya Intermediate
Bond Fund - Class R6
13,002,461
17.3
228,204  Voya Large Cap Value
Fund - Class R6
3,003,168
4.0
68,259  Voya MI Dynamic
Small Cap Fund
- Class R6
943,335
1.3
111,414  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,495,173
2.0
754,872  Voya Multi-Manager
International Equity
Fund - Class I
8,688,576
11.6
79,468  Voya Multi-Manager
Mid Cap Value Fund
- Class I
746,208
1.0
43,869  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
3,412,594
4.5
158,094  Voya Short Duration
Bond Fund - Class R6
1,476,595
2.0
12,578  Voya Small Cap
Growth Fund - Class
R6
565,902
0.7
749,458  Voya U.S. Stock Index
Portfolio - Class I
15,086,580
20.1
390,641  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
3,691,560
4.9
291,225  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
7,513,600
10.0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
72,656  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
$ 754,891
1.0
Total Mutual Funds
(Cost $62,030,743)
61,865,423
82.4
Total Long-Term
Investments
(Cost $74,601,508)
75,031,647
99.9
Total Investments in
Securities
(Cost $74,601,508) $ 75,031,647 99.9
Assets in Excess of
Other Liabilities 58,449 0.1
Net Assets $ 75,090,096 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 13,166,224 $ — $ — $ 13,166,224
Mutual Funds 61,865,423 — — 61,865,423
Total Investments, at fair value $ 75,031,647 $ — $ — $ 75,031,647
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 1,460,194 $ 179,602 $ (116,302) $ (38,714) $ 1,484,780 $ 20,831 $ 5,748 $ —
Voya Intermediate Bond Fund -
Class R6
14,817,323 1,383,167 (2,932,517) (265,512) 13,002,461 168,375 118,220 —
Voya Large Cap Value Fund -
Class R6
— 3,292,671 (60,160) (229,343) 3,003,168 — (1,504) —
Voya Large Cap Value Portfolio -
Class R6
2,211,071 278,956 (2,527,804) 37,777 — 2,451 (173,588) 235,308
Voya MI Dynamic Small Cap Fund
- Class R6
943,169 109,261 (67,648) (41,447) 943,335 — 6,810 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,738,603 246,988 (394,700) (95,718) 1,495,173 — 188,249 —
Voya Multi-Manager International
Equity Fund - Class I
8,115,750 1,650,006 (901,674) (175,506) 8,688,576 — 120,191 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,225,413 128,204 (666,921) 59,512 746,208 — 21,595 —
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
3,751,260 682,733 (614,905) (406,494) 3,412,594 — 55,979 —
Voya Short Duration Bond Fund -
Class R6
1,444,064 188,651 (140,431) (15,689) 1,476,595 16,649 2,523 —
Voya Small Cap Growth Fund -
Class R6
610,562 74,539 (78,050) (41,149) 565,902 — 28,071 —
Voya U.S. Stock Index Portfolio -
Class I
13,234,624 3,438,773 (707,762) (879,055) 15,086,580 — 185,765 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
4,373,643 434,881 (1,089,827) (27,137) 3,691,560 — 43,028 —
VY
®
Invesco Comstock Portfolio -
Class I
1,502,217 43,100 (1,505,199) (40,118) — — 110,826 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
7,247,406 962,038 (380,436) (315,408) 7,513,600 — 28,476 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
849,501 126,117 (176,042) (44,685) 754,891 — (3,009) —
$ 63,524,800 $ 13,219,687 $ (12,360,378) $ (2,518,686) $ 61,865,423 $ 208,306 $ 737,380 $ 235,308
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Solution 2030 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,261,973
Gross Unrealized Depreciation (831,834)
Net Unrealized Appreciation $ 430,139